Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 71.2%
Debt Funds - 30.5%
iShares 20+ Year Treasury Bond ETF	24,416	$2,501,419
iShares 3-7 Year Treasury Bond ETF	91,395	10,444,621
iShares 7-10 Year Treasury Bond ETF	62,527	6,001,967
iShares iBoxx $ Investment Grade Corporate Bond ETF	107,563	11,019,829
iShares iBoxx High Yield Corporate Bond ETF	84,771	6,051,802
iShares MBS ETF	37,252	3,411,538
iShares Short Treasury Bond ETF	138,312	15,214,320
Total Debt Funds		54,645,496
Equity Funds - 40.7%
iShares Core Dividend Growth ETF	147,407	6,555,189
iShares Core MSCI EAFE ETF	155,746	8,203,142
iShares Core MSCI Emerging Markets ETF	37,181	1,598,039
iShares Core S&P U.S. Growth ETF	363,764	29,166,598
iShares Core S&P U.S. Value ETF	169,907	10,637,877
iShares Global Healthcare ETF	34,387	2,591,060
iShares MSCI Eurozone ETF	154,758	4,949,161
iShares MSCI Global Min Vol Factor ETF	56,792	5,029,500
iShares U.S. Energy ETF	62,498	2,456,796
iShares U.S. Industrials ETF	19,182	1,607,068
Total Equity Funds		72,794,430
Total Exchange Traded Funds
(Cost - $129,174,225)		127,439,926
Variable Insurance Trusts - 21.4%
Asset Allocation Fund - 21.4%
BlackRock Global Allocation VI Fund, Class I (Cost - $41,760,251)*	2,762,206	38,339,413
Short-Term Investments - 5.4%
Money Market Funds - 5.4%
Dreyfus Government Cash Management, 2.75%(a)	9,118,721	9,118,721
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	569,805	569,805
Total Short-Term Investments (Cost - $9,688,526)		9,688,526
Total Investments - 98.0%
(Cost - $180,623,002)		$175,467,865
Other Assets Less Liabilities - Net 2.0%		3,614,136
Total Net Assets - 100.0%		$179,082,001

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	15	12/16/2022	$1,252,350	$110,995
MSCI EAFE Future	Goldman Sachs & Co.	190	12/16/2022	15,775,700	1,359,395
MSCI Emerging Market Index Future	Goldman Sachs & Co.	92	12/16/2022	4,008,900	375,945
S&P 500 E-Mini Future	Goldman Sachs & Co.	191	12/16/2022	34,394,325	3,240,980
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	28	12/16/2022	6,182,960	551,220

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$5,638,535